Document and Entity Information	12 Months Ended
Dec. 31, 2025
Entity Listings [Line Items]
Document Type	11-K
Entity Central Index Key	0001609065
Entity Registrant Name	PATHFINDER BANCORP, INC.
Amendment Flag	false
EBP 002 [Member]
Entity Listings [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Entity Central Index Key	0001609065
Entity Registrant Name	PATHFINDER BANCORP, INC.
Amendment Flag	false
Document Fiscal Period Focus	FY